INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Held-To-Maturity and Available-For-Sale Investment Securities
The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2015:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrealized gain	Unrealized loss	Market value	Amortized cost	Unrealized gain	Unrealized loss	Market value
U.S. Treasuries	$0	$0	$0	$0	$98	$0	$(1)	$97
Securities of U.S. government agencies and corporations	15,486	121	0	15,607	8,183	157	0	8,340
Mortgage-backed securities	678,318	7,452	(1,999)	683,771	775,285	2,708	(12,926)	765,067
Obligations of state and other political subdivisions	27,646	338	(99)	27,885	73,815	2,491	(671)	75,635
Asset-backed securities	0	0	0	0	236,411	35	(3,445)	233,001
Other securities	4,809	0	(121)	4,688	109,273	687	(1,458)	108,502
Total	$726,259	$7,911	$(2,219)	$731,951	$1,203,065	$6,078	$(18,501)	$1,190,642

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2014:

	Held-to-maturity				Available-for-sale
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
(Dollars in thousands)	cost	gain	loss	value	cost	gain	loss	value
U.S. Treasuries	$0	$0	$0	$0	$97	$0	$0	$97
Securities of U.S. government agencies and corporations	17,570	24	(23)	17,571	11,814	67	(1)	11,880
Mortgage-backed securities	801,465	7,813	(2,064)	807,214	611,497	4,462	(13,211)	602,748
Obligations of state and other political subdivisions	44,164	1,275	(193)	45,246	73,649	883	(947)	73,585
Asset-backed securities	0	0	0	0	74,784	155	(103)	74,836
Other securities	4,797	0	(79)	4,718	77,663	1,193	(1,534)	77,322
Total	$867,996	$9,112	$(2,359)	$874,749	$849,504	$6,760	$(15,796)	$840,468

Summary of Investment Securities by Estimated Maturity

	Held-to-maturity		Available-for-sale
(Dollars in thousands)	Amortized cost	Market value	Amortized cost	Market value
Due in one year or less	$4,061	$4,148	$21,724	$21,652
Due after one year through five years	536,660	540,266	748,300	740,460
Due after five years through ten years	185,538	187,537	393,652	389,001
Due after ten years	0	0	39,389	39,529
Total	$726,259	$731,951	$1,203,065	$1,190,642

Age of Gross Unrealized Losses and Associated Fair Value by Investment Category
The following tables provide the fair value and gross unrealized losses on investment securities in an unrealized loss position, aggregated by investment category and the length of time the individual securities have been in a continuous unrealized loss position:

	December 31, 2015
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
Securities of U.S. government agencies and corporations	$97	$0	$0	$0	$97	$0
Mortgage-backed securities	500,768	(5,363)	246,523	(9,563)	747,291	(14,926)
Obligations of state and other political subdivisions	972	(6)	29,287	(764)	30,259	(770)
Asset-backed securities	189,066	(3,042)	17,144	(403)	206,210	(3,445)
Other securities	35,656	(651)	24,716	(928)	60,372	(1,579)
Total	$726,559	$(9,062)	$317,670	$(11,658)	$1,044,229	$(20,720)

	December 31, 2014
	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	value	loss	value	loss	value	loss
Securities of U.S. government agencies and corporations	$493	$(1)	$97	$0	$590	$(1)
Mortgage-backed securities	119,641	(420)	428,486	(13,780)	548,127	(14,200)
Obligations of state and other political subdivisions	12,746	(126)	37,516	(1,014)	50,262	(1,140)
Asset-backed securities	32,045	(103)	0	0	32,045	(103)
Other securities	12,831	(317)	30,005	(1,296)	42,836	(1,613)
Total	$177,756	$(967)	$496,104	$(16,090)	$673,860	$(17,057)